Cover	May 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2026
Entity File Number	001-42417
Entity Registrant Name	CO2 ENERGY TRANSITION CORP.
Entity Central Index Key	0001956648
Entity Tax Identification Number	87-2950691
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1334 Brittmoore Rd
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77043
City Area Code	847
Local Phone Number	791-6817
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	NOEM
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	NOEMW
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	NOEMR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	NOEMU
Security Exchange Name	NASDAQ